Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2025-12-23	12 Months Ended
May 03, 2025 USD ($)
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Dec. 23, 2025
Aggregate Erroneous Compensation Amount	$ 0
Erroneous Compensation Analysis
Revisions to Financial Statements
As previously reported in our Current Report on Form 8-K filed with the SEC on July 18, 2025, certain information regarding the recording of cost of digital sales was brought to the attention of the Audit Committee, and the Audit Committee initiated an investigation into these matters (the “Investigation”). As described in our Form 10-K for the fiscal year ended May 3, 2025, filed with the SEC on December 23, 2025, the Audit Committee concluded that a restatement was required for previously reported financial results in fiscal 2024 and fiscal 2025 (the “Restatement”) to correct certain misstatements discovered in connection with the Investigation.
Clawback Policy
The Restatement necessitated a recovery analysis of incentive-based compensation received by Covered Officers during the relevant recovery period pursuant to the Clawback Policy. For purposes of the Clawback Policy, incentive-based compensation is “received” in the fiscal period during which the financial reporting measure specified in the incentive-based compensation is attained, even if the payment or occurs after the end of that period. If the compensation is earned based on stock price or total shareholder return (TSR) where the amount is not subject to direct mathematical recalculation, the amount of any clawback must be based on a reasonable estimate of the effect of the restatement on stock price or TSR.
Clawback Analysis and Recovery
The Compensation Committee identified the following two categories of incentive-based compensation received by Covered Officers during the relevant recovery period. Their conclusions and the recovery actions taken are summarized below.
Fiscal 2024 EBITDA Bonus. Michael P. Huseby, the Company’s former Chief Executive Officer, received a $220,000 bonus, which was payable if the Company’s second quarter Fiscal 2024 EBITDA results met or exceeded the Company’s business plan (the “EBITDA Bonus”). As previously reported in our Form 10-K for the fiscal year ended May 3, 2025, gross profits for the quarterly period ended October 28, 2023 following the Restatement increased by $4.45 million. Accordingly, the Compensation Committee concluded that the Restatement did not have an impact on achievement of the EBITDA Bonus performance metrics, and as a result there was no erroneously awarded compensation paid to Mr. Huseby.
Fiscal 2025 PSU Awards. In September 2024 through March 2025, the Company granted the Fiscal 2025 PSU Awards (as described above under “Compensation Overview—Overview of Compensation Program Design—Long-Term Equity Incentives”). The performance condition for the first tranche of such PSUs, which is tied to the achievement of a $10 stock price target (as measured using a 100-calendar day VWAP), was previously certified as having been met in early fiscal year 2025 and therefore 145,556 PSUs held by Covered Officers became eligible to vest upon satisfaction of the separate time-based vesting requirement. 126,667 of such PSUs would have vested on September 20, 2025 and would have had an aggregate value of $1,181,803 (based on the closing trading price of $9.33 on September 19, 2025). However, the Compensation Committee used its discretionary authority under our equity incentive plan to suspend the vesting of such Fiscal 2025 PSUs Awards awarded to our Covered Officers and certain other key employees pending the conclusion of the Investigation and the Restatement in order to facilitate recovery of any erroneously awarded compensation.
The Compensation Committee monitored the Company’s stock price movement in the weeks and months following the announcement of the Investigation and the final results of the Restatement and determined that the $10 stock price performance condition would not likely have been met had the restated financial information been previously available. Based on such evaluation, the Compensation Committee reversed the certification of the $10 stock price performance achievement for Covered Officers and certain other key employees. In accordance with the terms of the Fiscal 2025 PSUs Awards, the first tranche remains outstanding and eligible to vest in the future subject to achievement of both the time-based vesting requirements and stock price performance conditions, prior to the expiration date of such awards.

Restatement does not require Recovery	the Compensation Committee concluded that the Restatement did not have an impact on achievement of the EBITDA Bonus performance metrics, and as a result there was no erroneously awarded compensation paid to Mr. Huseby.